Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Financial Liabilities Measured on a Recurring

The fair value of the Company’s Level 3 financial liabilities measured on a recurring basis at December 31 is summarized in the following table (in thousands):

	Level 3 Financial Liabilities
	2017	2016
Series D 2X liquidation preference	$79,870	$8,030

Summary of Changes in Level 3 Financial Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the changes in Level 3 financial liabilities measured at fair value on a recurring basis for the two years ended December 31, 2017 (in thousands):

Series D 2X Liquidation Preference
Balance at December 31, 2015	$—
Issuance of Series D 2X liquidation preference	7,487
Change in fair value of Series D 2X liquidation preference	543

Balance at December 31, 2016	$8,030
Issuance of Series D 2X liquidation preference	10,665
Change in fair value of Series D 2X liquidation preference	61,175

Balance at December 31, 2017	$79,870